FAIR VALUES - Fair value of financial instruments (Details) - Fair value - ARS ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of fair value measurement of assets and liability [line items]
Financial assets	$ 408,103,914	$ 880,495,163
Financial liabilities	272,365,543	211,099,599
Derivatives
Disclosure of fair value measurement of assets and liability [line items]
Financial liabilities		2,281,117
Liabilities at fair value through profit or loss
Disclosure of fair value measurement of assets and liability [line items]
Financial liabilities	693,909
Other financial liabilities
Disclosure of fair value measurement of assets and liability [line items]
Financial liabilities	271,671,634	208,818,482
Debt securities at fair value through profit or loss
Disclosure of fair value measurement of assets and liability [line items]
Financial assets	249,506,501	346,410,248
Derivatives
Disclosure of fair value measurement of assets and liability [line items]
Financial assets	9,910,637	6,087,827
Other financial assets
Disclosure of fair value measurement of assets and liability [line items]
Financial assets	44,370,988	22,573,471
Other Debt Securities
Disclosure of fair value measurement of assets and liability [line items]
Financial assets	98,609,845	273,817,769
Financial assets Pledged as collateral
Disclosure of fair value measurement of assets and liability [line items]
Financial assets		230,670,891
Investments in Equity Instruments
Disclosure of fair value measurement of assets and liability [line items]
Financial assets	5,705,943	934,957
Level 1 of fair value hierarchy [member]
Disclosure of fair value measurement of assets and liability [line items]
Financial assets	355,091,698	736,113,880
Financial liabilities	272,365,543	208,818,482
Level 1 of fair value hierarchy [member] | Liabilities at fair value through profit or loss
Disclosure of fair value measurement of assets and liability [line items]
Financial liabilities	693,909
Level 1 of fair value hierarchy [member] | Other financial liabilities
Disclosure of fair value measurement of assets and liability [line items]
Financial liabilities	271,671,634	208,818,482
Level 1 of fair value hierarchy [member] | Debt securities at fair value through profit or loss
Disclosure of fair value measurement of assets and liability [line items]
Financial assets	243,188,707	337,225,295
Level 1 of fair value hierarchy [member] | Other financial assets
Disclosure of fair value measurement of assets and liability [line items]
Financial assets	44,370,988	22,573,471
Level 1 of fair value hierarchy [member] | Other Debt Securities
Disclosure of fair value measurement of assets and liability [line items]
Financial assets	63,225,729	145,575,345
Level 1 of fair value hierarchy [member] | Financial assets Pledged as collateral
Disclosure of fair value measurement of assets and liability [line items]
Financial assets		230,670,891
Level 1 of fair value hierarchy [member] | Investments in Equity Instruments
Disclosure of fair value measurement of assets and liability [line items]
Financial assets	4,306,274	68,878
Level 2 of fair value hierarchy [member]
Disclosure of fair value measurement of assets and liability [line items]
Financial assets	51,612,547	143,515,204
Financial liabilities		2,281,117
Level 2 of fair value hierarchy [member] | Derivatives
Disclosure of fair value measurement of assets and liability [line items]
Financial liabilities		2,281,117
Level 2 of fair value hierarchy [member] | Debt securities at fair value through profit or loss
Disclosure of fair value measurement of assets and liability [line items]
Financial assets	6,317,794	9,184,953
Level 2 of fair value hierarchy [member] | Derivatives
Disclosure of fair value measurement of assets and liability [line items]
Financial assets	9,910,637	6,087,827
Level 2 of fair value hierarchy [member] | Other Debt Securities
Disclosure of fair value measurement of assets and liability [line items]
Financial assets	35,384,116	128,242,424
Level 3 of fair value hierarchy [member]
Disclosure of fair value measurement of assets and liability [line items]
Financial assets	1,399,669	866,079
Level 3 of fair value hierarchy [member] | Investments in Equity Instruments
Disclosure of fair value measurement of assets and liability [line items]
Financial assets	$ 1,399,669	$ 866,079